BANK AND OTHER BORROWINGS (Schedule of Maturities of Long-Term and Other Debt) (Details) - Dec. 31, 2020 - Long-term Bank and Other Borrowings [Member] ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Debt Instrument [Line Items]
Within one year	¥ 124,395	$ 19,064
Between one and two years	172,131	26,381
Between two and three years	248,715	38,117
Between three and four years	445,079	68,211
Above four years	1,102,123	168,908
Total	¥ 2,092,443	$ 320,681